RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Details) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	Jun. 10, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Office Building Lease		$ 2,692
Vincent Tianquan Mo
Related Party Transaction [Line Items]
Office Building Lease		156	$ 162	$ 159
Beihai Silver Beach | Management Services
Related Party Transaction [Line Items]
Related party transaction expenses		697	523	501
China Index Holdings Limited [Member]
Related Party Transaction [Line Items]
Office Building Lease	$ 490		1,153	1,268
Related party transaction expenses	$ 1,495		687	$ 561
Office building lease income		615
China Index Holdings Limited [Member] | Listing service fee
Related Party Transaction [Line Items]
Related party transaction expenses		2,331
China Index Holdings Limited [Member] | IT service income
Related Party Transaction [Line Items]
Income from related party		756
China Index Holdings Limited [Member] | Software license income
Related Party Transaction [Line Items]
Income from related party		40
Next Decade Technology Limited and Media Partner Investments Limited
Related Party Transaction [Line Items]
Receipt of warrant for acquisition of ordinary shares		693
Next Decade Technology Limited and Media Partner Investments Limited | Common Class B
Related Party Transaction [Line Items]
Acquisition of Class B ordinary shares of CIH		29,950
Shanghai Yuyue
Related Party Transaction [Line Items]
Disposal of subsidiaries		$ 7,394	$ 8,746